Vessel Operating Expenses - Vessel Operating Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 32,278,624	$ 30,263,863	$ 32,676,466
Insurance	1,781,784	1,751,050	1,939,328
Repairs and maintenance	6,876,339	5,649,933	5,480,702
Spares and consumable stores	8,265,573	7,280,809	8,048,657
Miscellaneous expenses	4,711,560	4,890,484	4,972,345
Total	$ 53,913,880	$ 49,836,139	$ 53,117,498